Product Warranties and Recalls and Other Safety Measures (Tables)	12 Months Ended
Mar. 31, 2014
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2012, 2013 and 2014 consist of the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Liabilities for quality assurances at beginning of year	764,369	839,834	1,003,023
Payments made during year	(348,214)	(344,279)	(383,572)
Provision for quality assurances	436,891	491,542	524,442
Changes relating to pre-existing quality assurances	(7,827)	(8,383)	(7,248)
Other	(5,385)	24,309	17,376

Liabilities for quality assurances at end of year	839,834	1,003,023	1,154,021

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2012, 2013 and 2014.

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Liabilities for recalls and other safety measures at beginning of year	389,499	468,697	566,406
Payments made during year	(159,344)	(180,925)	(207,652)
Provision for recalls and other safety measures	237,907	270,883	315,574
Other	635	7,751	6,147

Liabilities for recalls and other safety measures at end of year	468,697	566,406	680,475